Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	0.0218
Maximum Aggregate Offering Price	$ 436,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 66.75
Offering Note	Represents 20,000,000 shares of common stock that are issued or issuable pursuant to a purchase agreement with Mast Hill Fund, L.P.

Pursuant to Rule 457(c) of the Securities Act of 1933, as amended, calculated on the basis of the high and low prices per share of the registrant’s common stock as reported by the OTCQB Market on August 1, 2025.

The fee is calculated by multiplying the aggregate offering amount by .0001531, pursuant to Section 6(b) of the Securities Act of 1933.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also covers any additional shares of common stock which may become issuable to prevent dilution from stock splits, stock dividends and similar events.